Derivative Financial Instruments - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 03, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Disclosure Of Derivative Financial Instruments [Line Items]
Outstanding options to purchase common shares		4,032,345	17,361,000	406,500
Right exercised		15,685,000
Derivative financial liability | $		$ 221	$ 2,896
Investor | Class A Ordinary Shares
Disclosure Of Derivative Financial Instruments [Line Items]
Right exercised	18,068,000
Top of Range | Investor
Disclosure Of Derivative Financial Instruments [Line Items]
Outstanding options to purchase common shares		18,068,000